Income Taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income Taxes [Abstract]
Schedule of Current and Deferred Portions of Income Tax Expense	The current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income were as follows:
	For the Six Months Ended June 30,
	2024	2023
Current tax provision	$9,558	$65,591
Deferred tax provision	1,964	-
Income tax expense	$11,522	$65,591

Schedule of Effective Tax Rate	The following table reconciles the statutory rates to the Company’s effective tax rate:
	For the Six Months Ended June 30,
	2024	2023
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax exemptions and reliefs	(10.00)%	(10.00)%
Effect of stock-based compensation	(15.61)%	-%
Effect of additional deduction allowed for tax purposes	0.00%	(7.39)%
Effective tax rate	(0.61)%	7.61%

Schedule of Deferred Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred assets and liabilities were as follows:
	June 30,	December 31,
	2024	2023
Deferred Tax Assets and (Liabilities)
Advance payment for professional service	$-	$-
Depreciation and amortization	(7,490)	2,357
Allowance for CECL	15,007	7,916
Valuation allowance	570	-
Deferred tax assets	$8,087	$10,273